Derivatives and Hedging Activities - Derivatives Not Designated as Hedges Impact (Details) - Not designated as hedging instruments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	$ 0	$ 1	$ 0
Net Investment Income | Interest rate contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	0
Net Investment Income | Equity contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	1	0
Net Investment Income | Credit contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	0
Net Investment Income | Foreign exchange contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	0
Net Investment Income | GMWB and GMAB embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)			0
Net Investment Income | IUL embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	0
Net Investment Income | Fixed deferred indexed annuity and deposit receivables embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0
Net Investment Income | Fixed deferred indexed annuities embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)			0
Net Investment Income | Structured variable annuity embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	0
Benefits, Claims, Losses and Settlement Expenses
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	443	(359)	(869)
Benefits, Claims, Losses and Settlement Expenses | Interest rate contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	(26)	0	1,633
Benefits, Claims, Losses and Settlement Expenses | Equity contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	(164)	34	(744)
Benefits, Claims, Losses and Settlement Expenses | Credit contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	(106)
Benefits, Claims, Losses and Settlement Expenses | Foreign exchange contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	(8)
Benefits, Claims, Losses and Settlement Expenses | GMWB and GMAB embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)			(1,553)
Benefits, Claims, Losses and Settlement Expenses | IUL embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	0
Benefits, Claims, Losses and Settlement Expenses | Fixed deferred indexed annuity and deposit receivables embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0
Benefits, Claims, Losses and Settlement Expenses | Fixed deferred indexed annuities embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)			0
Benefits, Claims, Losses and Settlement Expenses | Structured variable annuity embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	633	(393)	(91)
Interest Credited to Fixed Accounts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	95	113	58
Interest Credited to Fixed Accounts | Interest rate contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	0
Interest Credited to Fixed Accounts | Equity contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	(126)	91	55
Interest Credited to Fixed Accounts | Credit contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	0
Interest Credited to Fixed Accounts | Foreign exchange contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	0
Interest Credited to Fixed Accounts | GMWB and GMAB embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)			0
Interest Credited to Fixed Accounts | IUL embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	217	30	7
Interest Credited to Fixed Accounts | Fixed deferred indexed annuity and deposit receivables embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	4	(8)
Interest Credited to Fixed Accounts | Fixed deferred indexed annuities embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)			(4)
Interest Credited to Fixed Accounts | Structured variable annuity embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0	$ 0
Change in Fair Value of Market Risk Benefits
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	(1,591)	(1,689)
Change in Fair Value of Market Risk Benefits | Interest rate contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	(2,874)	(886)
Change in Fair Value of Market Risk Benefits | Equity contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	899	(851)
Change in Fair Value of Market Risk Benefits | Credit contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	279	43
Change in Fair Value of Market Risk Benefits | Foreign exchange contracts
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	105	5
Change in Fair Value of Market Risk Benefits | IUL embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0
Change in Fair Value of Market Risk Benefits | Fixed deferred indexed annuity and deposit receivables embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	0	0
Change in Fair Value of Market Risk Benefits | Structured variable annuity embedded derivatives
Impact of derivatives on the Consolidated Statements of Income
Total gain (loss)	$ 0	$ 0